Intangible assets (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Right of use		R$ 574,517	R$ 626,427
Right of use		(574,517)	(626,427)
Right of use		75,052	103,853
Rights of use were written off		44,976	108,406
Leases Related To Contract Asset [Member]
IfrsStatementLineItems [Line Items]
Right of use		276,893	276,893
Right of use		(276,893)	(276,893)
Leases Related To Concession Agreements And Program Contract [Member]
IfrsStatementLineItems [Line Items]
Right of use		222,572	245,681	R$ 269,561	R$ 292,824
Right of use		(222,572)	(245,681)	R$ (269,561)	R$ (292,824)
Leases Related To Concession Agreements And Program Contract [Member] | Costs [Member]
IfrsStatementLineItems [Line Items]
Right of use		405,431	405,446
Right of use		(405,431)	(405,446)
Leases Related To Concession Agreements And Program Contract [Member] | Accumulated Amortizations [Member]
IfrsStatementLineItems [Line Items]
Right of use		182,859	159,765
Right of use		(182,859)	(159,765)
Vehicles [member]
IfrsStatementLineItems [Line Items]
Right of use	[1]	153,384	142,003
Right of use	[1]	(153,384)	(142,003)
Properties [Member]
IfrsStatementLineItems [Line Items]
Right of use	[1]	11,711	6,570
Right of use	[1]	(11,711)	(6,570)
Office equipment [member]
IfrsStatementLineItems [Line Items]
Right of use	[1]	5,826	9,841
Right of use	[1]	(5,826)	(9,841)
Other assets [member]
IfrsStatementLineItems [Line Items]
Right of use	[1]		15,301
Right of use	[1]		(15,301)
Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Right of use	[1]	95,869	69,862
Right of use	[1]	R$ (95,869)	R$ (69,862)

[1]	From January to December 2022, costs and accumulated amortization totaling R$ 44,976, referring to expired rights of use, were written off (from January to December 2021 – R$ 108,406).